CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) shares in Millions, $ in Millions	Total	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total Disney Equity	Noncontrolling Interest [1]	Total excluding redeemable noncontrolling interest [Member]
BEGINNING BALANCE (in shares) at Oct. 03, 2015		1,661
BEGINNING BALANCE at Oct. 03, 2015		$ 35,122	$ 59,028	$ (2,421)	$ (47,204)	$ 44,525	$ 4,130	$ 48,655
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income	$ 8,134		9,391	(1,558)		7,833	301	8,134
Equity compensation activity (in shares)		10
Equity compensation activity		$ 726				726		726
Common stock repurchases (in shares)	(74)	(74)
Common stock repurchases	$ (7,500)				(7,499)	(7,499)		(7,499)
Dividends		$ 15	(2,328)			(2,313)		(2,313)
Contributions	0
Distributions and other		$ (4)	(3)			(7)	(373)	(380)
ENDING BALANCE (in shares) at Oct. 01, 2016		1,597
ENDING BALANCE at Oct. 01, 2016		$ 35,859	66,088	(3,979)	(54,703)	43,265	4,058	47,323
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income	$ 9,792		8,980	451		9,431	361	9,792
Equity compensation activity (in shares)		8
Equity compensation activity		$ 529				529		529
Common stock repurchases (in shares)	(89)	(89)
Common stock repurchases	$ (9,400)				(9,368)	(9,368)		(9,368)
Dividends		$ 13	(2,458)			(2,445)		(2,445)
Contributions	17						17	17
Treasury Stock Reissued During Period (in shares)		1
Treasury Stock Reissued During Period					60
Distributions and other		$ (153)	(4)			(97)	(747)	(844)
ENDING BALANCE (in shares) at Sep. 30, 2017		1,517
ENDING BALANCE at Sep. 30, 2017	45,004	$ 36,248	72,606	(3,528)	(64,011)	41,315	3,689	45,004
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income	$ 13,425		12,598	431		13,029	425	13,454
Equity compensation activity (in shares)		6
Equity compensation activity		$ 518				518		518
Common stock repurchases (in shares)	(35)	(35)
Common stock repurchases	$ (3,600)				(3,577)	(3,577)		(3,577)
Dividends		$ 14	(2,529)			(2,515)		(2,515)
Contributions	399						488	488
Distributions and other		$ (1)	4			3	(543)	(540)
ENDING BALANCE (in shares) at Sep. 29, 2018		1,488
ENDING BALANCE at Sep. 29, 2018	$ 52,832	$ 36,779	$ 82,679	$ (3,097)	$ (67,588)	$ 48,773	$ 4,059	$ 52,832

[1]	Excludes redeemable noncontrolling interest